U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Filing Under Rule 24F-2
                of the Investment Company Act of 1940

               Read instructions at end of Form before preparing Form.
                             Please print or type.

 1.  Name and address of issuer:

      Fidelity Covington Trust
      245 Summer Street
      Boston, MA 02210


 2. The name and EDGAR identifier of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes
      of securities of the issuer, check the box but do not list
              series or classes):   []

      Fidelity MSCI Consumer Discretionary Index ETF
      Fidelity MSCI Consumer Staples Index ETF
      Fidelity MSCI Energy Index ETF
      Fidelity MSCI Financials Index ETF
      Fidelity MSCI Health Care Index ETF
      Fidelity MSCI Industrials Index ETF
      Fidelity MSCI Information Technology Index ETF
      Fidelity MSCI Materials Index ETF
      Fidelity MSCI Communication Services Index ETF
      Fidelity MSCI Utilities Index ETF
      Fidelity MSCI Real Estate Index ETF
      Fidelity Value Factor ETF
      Fidelity Quality Factor ETF
      Fidelity Dividend ETF for Rising Rates
      Fidelity Low Volatility Factor ETF
      Fidelity Momentum Factor ETF
      Fidelity High Dividend ETF
      Fidelity Small-Mid Multifactor ETF
      Fidelity Stocks for Inflation ETF
      Fidelity U.S. Multifactor ETF
      Fidelity New Millennium ETF
      Fidelity Blue Chip Growth ETF
      Fidelity Blue Chip Value ETF
      Fidelity Growth Opportunities ETF
      Fidelity Magellan ETF
      Fidelity Real Estate Investment ETF
      Fidelity Small-Mid Cap Opportunities ETF
      Fidelity Sustainability U.S. Equity ETF
      Fidelity Women's Leadership ETF

 3.  Investment Company Act File Number:  811-07319

     Securities Act File Number:  033-60973

 4(a).  Last day of fiscal year for which this Form is filed: 7/31/2021

 4(b).  [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [] Check box if this is the last time the issuer will be filing this Form.
        Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

 5.  Calculation of registration fee (if calculating on a class-by-class or series-by-series basis, provide the EDGAR identifier for each such class or series):

   (i)   Aggregate sale price of securities sold during
         the fiscal year pursuant to section 24(f):         $ 6,638,587,283

   (ii)  Aggregate price of securities redeemed or
         repurchased during the fiscal year:       $ 2,487,055,809

   (iii) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending
         no earlier than October 11, 1995 that were not
         previously used to reduce registration fees
         payable to the Commission:                 $ 0

   (iv)  Total available redemption credits
         [add Items 5(ii) and 5(iii)]:                    - $ 2,487,055,809

   (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:                $ 4,151,531,474

   (vi)  Redemption credits available for use in future years
         - if Item 5(i) is less than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:               $ 0

   (vii) Multiplier for determining registration fee
         (See Instruction C.9):                                  X 0.0000927

   (viii) Registration fee due [multiply
          Item 5(v) by Item 5(vii)]
          (enter "0" if no fee is due):                    = $ 384,847

 6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:0

 7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): + $ 0

 8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $ 384,847

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 10/27/2021

           Method of Delivery:

                       [X]   Wire Transfer

                       []   Mail or other means

10. Explanatory Notes (if any): The issuer may provide any information it believes would be helpful in understanding the information reported in response to any item of this Form. To the extent responses relate to a particular item, provide the item number(s), as applicable.

                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*

               /s/   Stacie Smith
                   -------------------------------------------------------------
                     Stacie Smith, Treasurer
                   -------------------------------------------------------------


     Date: 10/28/2021
           -----------------

          * Please print the name and title of the signing officer below the signature.